Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Current	$ (2,180)	$ (119)	$ (3,342)	$ (745)
Deferred	577	5,584	6,013	6,399
Income tax expense	$ (1,603)	$ 5,465	$ 2,671	$ 5,654